Guarantees, commitments and risks - Expected payments for trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Guarantees, commitments and risks
Trade and other payables	€ 21,941	€ 13,141
within 1 year
Guarantees, commitments and risks
Trade and other payables	21,720	12,936
between 2 and 5 years
Guarantees, commitments and risks
Trade and other payables	112	111
beyond 5 years
Guarantees, commitments and risks
Trade and other payables	109	94
Trade payables
Guarantees, commitments and risks
Trade and other payables	16,795	8,679
Trade payables | within 1 year
Guarantees, commitments and risks
Trade and other payables	16,795	8,679
Other payables and advances
Guarantees, commitments and risks
Trade and other payables	5,146	4,462
Other payables and advances | within 1 year
Guarantees, commitments and risks
Trade and other payables	4,925	4,257
Other payables and advances | between 2 and 5 years
Guarantees, commitments and risks
Trade and other payables	112	111
Other payables and advances | beyond 5 years
Guarantees, commitments and risks
Trade and other payables	€ 109	€ 94